Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,135,044
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,365	5,284,525
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,119,067
		$ 13,538,636
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,196,497
YMCA of Greater New York, 2.303%, 8/1/26	1,055	925,960
		$ 9,122,457
Total Corporate Bonds (identified cost $25,316,704)		$ 22,661,093

Tax-Exempt Municipal Obligations — 97.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,093
		$ 102,093
Education — 3.8%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$ 1,147,826
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	663,576
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	160	110,672
4.00%, 6/15/56	125	83,130
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	499,362
5.375%, 6/15/48(1)	1,020	877,659
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	295,220
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	79,427
4.00%, 5/1/51	500	362,390
Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (KIPP DC):
4.00%, 7/1/44	$275	$ 227,021
4.00%, 7/1/49	385	306,633
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	1,190	1,081,270
5.00%, 6/1/49(1)	2,100	1,822,590
5.00%, 6/1/61(1)	1,175	980,913
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	712,970
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	536,685
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	614,588
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	132,423
5.00%, 7/1/55	460	390,945
Indiana Finance Authority, (Valparaiso University):
4.00%, 10/1/34	450	408,645
4.00%, 10/1/35	435	391,265
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	280,278
4.00%, 9/1/40	1,200	1,058,544
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	1,650	1,172,952
4.00%, 7/1/56(1)	1,220	846,314
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	3,837,560
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,006,600
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	265	243,593
5.00%, 6/15/39(1)	205	184,408
5.00%, 6/15/49(1)	260	219,861
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	1,000	676,850
5.00%, 4/1/40(1)	840	756,672
5.00%, 4/1/50(1)	2,510	2,100,744
Romeoville, IL, (Lewis University):
5.00%, 10/1/27	1,000	1,015,950
5.00%, 10/1/29	1,000	1,014,170
5.00%, 10/1/30	1,000	1,012,060
5.00%, 10/1/35	2,000	2,010,280

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	$2,000	$ 1,460,840
University of California, 5.00%, 5/15/38(4)	10,000	10,081,200
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	608,340
		$ 41,312,426
Electric Utilities — 1.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$2,250	$ 2,124,068
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	12,796,058
		$ 14,920,126
Escrowed/Prerefunded — 4.2%
Build NYC Resource Corp., NY, (YMCA of Greater New York):
Prerefunded to 8/1/25, 4.00%, 8/1/31	$650	$ 661,336
Prerefunded to 8/1/25, 4.00%, 8/1/36	875	890,260
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/35	1,100	1,147,344
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	5,000	5,007,100
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	768,960
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,281,600
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,038,680
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,011,787
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):
Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	3,969,460
Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,576,090
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):
Prerefunded to 4/1/25, 5.00%, 4/1/30	800	828,584
Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,035,730
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	6,456,937
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/44	10,000	10,388,300
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	$3,000	$ 3,122,070
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,507,555
		$ 45,691,793
General Obligations — 8.2%
Broward County School Board, FL, 5.00%, 7/1/51(4)	$5,000	$ 5,184,050
Centennial Independent School District No. 12, Circle Pines, MN:
0.00%, 2/1/31	1,225	908,215
0.00%, 2/1/33	1,500	1,017,375
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,583,931
5.00%, 12/1/36	5,560	5,135,661
5.00%, 12/1/42	6,820	6,050,363
Chicago, IL, 5.00%, 1/1/40	2,000	1,872,780
Detroit, MI:
5.00%, 4/1/30	1,400	1,422,946
5.00%, 4/1/31	865	874,800
5.50%, 4/1/31	565	585,504
5.50%, 4/1/32	595	614,159
5.50%, 4/1/35	350	356,472
5.50%, 4/1/45	1,930	1,920,639
5.50%, 4/1/50	3,620	3,629,412
Illinois:
4.00%, 11/1/40	4,000	3,252,680
5.00%, 11/1/30	7,200	7,198,056
5.00%, 5/1/33	9,480	9,362,164
5.00%, 5/1/35	3,500	3,403,680
5.00%, 12/1/42	8,125	7,497,912
5.25%, 7/1/30	2,800	2,804,368
5.50%, 5/1/39	1,085	1,090,750
5.50%, 3/1/47	2,000	1,936,360
5.75%, 5/1/45	1,115	1,118,479
Leander Independent School District, 5.00%, 8/15/47(4)(5)	5,000	5,198,600
Puerto Rico:
0.00%, 7/1/24	190	172,761
0.00%, 7/1/33	731	372,465
4.00%, 7/1/33	568	481,662
4.00%, 7/1/35	510	418,307
4.00%, 7/1/37	438	349,504
5.25%, 7/1/23	317	317,598

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$4,343	$ 4,375,798
5.75%, 7/1/31	599	603,605
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	1,789,663
Will and Cook Counties Community High School District No. 210, IL:
3.375%, 1/1/33	450	450,076
5.00%, 1/1/28	3,500	3,510,325
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,366,755
		$ 88,227,875
Hospital — 7.2%
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	$550	$ 527,269
5.00%, 11/1/44	500	463,095
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	999,310
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,269,056
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,336,446
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.50%, 11/1/47	4,000	4,065,480
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,134,900
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	1,500	1,522,380
5.00%, 2/15/32	1,500	1,517,310
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,350,504
4.00%, 9/1/44	9,039	6,793,170
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	2,734,619
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
Prerefunded to 6/1/23, 5.50%, 6/1/29	710	718,555
Prerefunded to 6/1/23, 6.00%, 6/1/39	3,805	3,861,276
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,377,502
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	3,694,960
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	991,144
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	$2,775	$ 2,627,425
5.00%, 2/15/48	3,000	2,542,290
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	4,695,617
5.00%, 7/1/41	1,750	1,633,205
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	978,820
5.00%, 12/1/34(1)	3,900	3,753,906
5.00%, 12/1/35(1)	1,000	957,660
(AMT), 5.00%, 12/1/40(1)	2,300	2,068,873
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	788,954
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,807,298
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(4)	7,000	7,065,870
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,149,025
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,610,754
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,520,575
		$ 77,557,248
Housing — 2.2%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 2,995,320
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
Social Bonds, 3.00%, 12/1/56(1)	6,805	4,062,993
Social Bonds, 3.00%, 3/1/57(1)	6,100	3,654,815
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	833,790
Maryland Economic Development Corp., (University of Maryland), 5.75%, 7/1/53(5)	2,000	2,005,700
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,993	6,059,316
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,728,800

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	$860	$ 860,000
11.00%, 7/1/31(6)	2,000	2,000,000
		$ 24,200,734
Industrial Development Revenue — 12.4%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$7,750	$ 6,079,410
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52(1)	8,200	7,419,114
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,821,903
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	4,500	3,693,195
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	3,850	3,833,368
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	4,595	3,539,758
(AMT), 5.00%, 7/15/27	1,750	1,740,463
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	11,500	9,974,985
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,407,145
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,530,101
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,865,374
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	2,650	1,954,905
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	5,968,495
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	805	775,231
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	953,880
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	5,263,751
(AMT), 4.875%, 11/1/42(1)	6,965	5,986,835
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	13,890	10,438,474
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	406,190
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.50%, 6/1/33	4,375	4,261,906
(AMT), 5.625%, 11/15/30	2,045	2,018,395
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	$5,500	$ 5,067,040
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	14,660	12,191,549
(AMT), 5.00%, 10/1/40	7,065	6,665,333
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	876,960
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	12,836,813
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,825,900
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	5,385,750
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	447,650
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,281,514
		$ 134,511,387
Insured - Escrowed/Prerefunded — 1.1%
Irvington Township, NJ, (AGM), Prerefunded to 7/15/24, 5.00%, 7/15/32	$1,000	$ 1,028,350
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	10,000	10,585,400
		$ 11,613,750
Insured - General Obligations — 1.5%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$480	$ 424,862
(BAM), 5.00%, 3/1/42	1,250	1,278,463
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	513,870
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,228,753
(AGM), 5.00%, 1/1/32	1,215	1,235,424
(AGM), 5.00%, 1/1/33	1,405	1,428,309
(AGM), 5.00%, 7/1/34	2,810	2,857,882
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	4,653,900
		$ 15,621,463

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), (AGM), 5.25%, 8/15/52(5)	$600	$ 594,228
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	4,585	3,019,223
		$ 3,613,451
Insured - Other Revenue — 2.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 6,686,931
(NPFG), 0.00%, 11/15/26	9,395	7,742,607
(NPFG), 0.00%, 11/15/28	9,600	7,139,040
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	963,550
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	319,896
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,037,525
		$ 24,889,549
Insured - Special Tax Revenue — 2.6%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$ 670,965
(AMBAC), 0.00%, 6/15/26	2,380	2,033,591
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (BAM), 4.00%, 12/15/42	4,060	3,245,361
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,234,700
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,133,776
(AGM), 3.75%, 5/1/40	2,985	2,479,819
		$ 27,798,212
Insured - Transportation — 1.4%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.25%, 1/1/32	$1,500	$ 1,501,875
(AGM), 5.25%, 1/1/33	650	650,838
(AGM), 5.50%, 1/1/43	1,355	1,355,827
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,132,550
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,031,284
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,762,722
		$ 15,435,096
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.8%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,722,039
(AGM), 0.00%, 10/1/28	3,965	2,968,199
(AGM), 0.00%, 10/1/29	3,035	2,123,104
(AGM), 0.00%, 10/1/30	2,580	1,682,134
		$ 8,495,476
Lease Revenue/Certificates of Participation — 2.0%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51(1)	$1,600	$ 1,388,336
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(4)	10,875	11,076,949
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	1,530	1,479,938
5.00%, 6/15/44	8,290	7,979,871
		$ 21,925,094
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$315	$ 315,438
		$ 315,438
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$17,655	$ 14,880,693
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	1,125,000
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	1,260	1,303,420
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	7,000	6,871,270
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,137,465
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	1,974,924
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,465	5,392,862
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	706,041
		$ 33,391,675
Senior Living/Life Care — 12.9%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 307,512
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	1,350	1,353,645

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,886,763
5.00%, 11/15/38	1,000	981,600
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	645,031
Centerville, OH, (Graceworks Lutheran Services):
5.25%, 11/1/37	3,250	2,960,165
5.25%, 11/1/47	3,190	2,714,403
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	344,258
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	211,043
5.375%, 11/15/55	300	253,986
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,788,997
5.00%, 5/15/58	2,525	1,835,650
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	704,925
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	862,650
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,477,168
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	834,140
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	118,233
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	415,324
6.375%, 1/1/33	655	655,996
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	525	525,010
5.25%, 11/15/37	480	480,010
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,487,571
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	341,640
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,202,655
5.00%, 5/15/43	2,750	2,363,845
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,516,450
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,557,874
5.00%, 11/15/38(1)	1,010	993,678
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	$1,100	$ 1,124,442
5.00%, 10/1/47(1)	1,280	1,291,034
5.00%, 10/1/57(1)	2,410	2,420,291
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	363,765
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	899,171
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	25	20,750
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,240,993
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,082,974
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,412,375
5.40%, 10/1/44	1,770	1,651,552
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	555	492,402
National Finance Authority, NH, (The Vista)::
5.25%, 7/1/39(1)	585	516,075
5.75%, 7/1/54(1)	1,745	1,536,333
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,858,640
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	13,582,350
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,560,128
4.375%, 1/1/39	1,250	1,050,725
5.00%, 1/1/49	6,000	5,163,060
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,704,932
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	899,230
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	5,755,380
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton):
4.25%, 6/1/56	1,835	1,308,263
5.00%, 6/1/55	6,300	5,442,696
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	721,459

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	$1,445	$ 1,463,583
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	1,839,873
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,073,962
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	661,207
6.75%, 11/15/51	3,250	2,856,425
6.875%, 11/15/55	200	177,102
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):
5.00%, 10/1/34	2,130	2,082,331
5.00%, 10/1/44	5,410	5,020,859
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	2,789,712
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	1,979,088
5.50%, 7/1/39	500	507,335
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,278,720
5.00%, 7/1/46(1)	1,250	965,212
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	3,856,920
5.00%, 1/1/48(1)	4,815	4,576,657
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,212,046
5.00%, 1/1/49(1)	695	533,253
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,637,548
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/47	600	431,598
		$ 139,862,673
Special Tax Revenue — 7.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,075,246
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	546,959
5.00%, 10/1/50(1)	1,605	1,210,989
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	$2,000	$ 2,005,240
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	612,810
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,090	3,940,061
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	436,018
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	880,587
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	5,000	4,583,100
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,317,369
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	1,105	1,113,652
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/45(5)	10,000	10,741,400
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/46	5,000	4,314,350
5.00%, 2/15/37(4)	10,000	10,191,400
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,700	4,794,840
5.00%, 7/1/58	8,955	7,701,121
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,046,100
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	1,500	1,510,290
5.00%, 8/15/33	1,000	1,005,730
5.00%, 8/15/34	450	452,407
South Village Community Development District, FL:
3.50%, 5/1/32	790	696,227
3.625%, 5/1/35	485	416,154
3.75%, 5/1/38	1,010	837,815
4.875%, 5/1/35	500	478,805
5.00%, 5/1/38	100	95,630
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	1,038	914,318
Series A2, 5.80%, 5/1/35	795	523,484
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	490	380,931
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,263,139

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tolomato Community Development District, FL: (continued)
3.25%, 5/1/40	$2,865	$ 2,060,966
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,057,383
		$ 79,204,531
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$2,075	$ 2,065,082
(AMT), 4.75%, 12/1/43	2,765	2,596,086
		$ 4,661,168
Transportation — 22.0%
Broward County, FL, Port Facilities Revenue, (AMT), 5.25%, 9/1/47	$2,000	$ 2,021,740
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	1,600	1,480,768
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	6,630,750
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), 5.00%, 7/1/51	4,000	4,020,360
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,230,700
(AMT), 5.00%, 1/1/25	2,555	2,561,898
(AMT), 5.00%, 1/1/26	2,170	2,175,859
(AMT), 5.00%, 7/1/33	500	494,535
(AMT), 5.00%, 7/1/38	1,500	1,437,150
(AMT), 5.00%, 1/1/53	5,915	5,535,789
(AMT), 5.50%, 1/1/55(4)	4,000	3,997,200
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,502,975
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,049,630
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/47	5,500	5,334,065
Eagle County Air Terminal Corp., CO:
(AMT), 5.00%, 5/1/37	1,000	985,170
(AMT), 5.00%, 5/1/41	4,940	4,753,861
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	5,130	4,344,084
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	2,972,879
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Hidalgo County Regional Mobility Authority, TX:
4.00%, 12/1/39	$340	$ 293,444
4.00%, 12/1/40	400	341,856
4.00%, 12/1/41	400	338,460
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	15,160,200
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	815,441
0.00%, 7/1/30	500	334,835
0.00%, 7/1/31	1,150	716,370
Prerefunded to 7/1/23, 0.00%, 7/1/28	2,690	1,927,762
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	457,637
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	10,830,930
Mid-Bay Bridge Authority, FL:
5.00%, 10/1/30	2,050	2,070,623
5.00%, 10/1/35	5,000	5,007,800
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,154,097
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,028,565
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	4,877,950
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/39	3,150	2,798,901
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	5,092,950
New York Thruway Authority, 4.00%, 1/1/45	7,770	6,636,512
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	8,626,326
(AMT), 5.25%, 1/1/50	7,520	7,068,499
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	2,400	1,929,264
(AMT), 4.00%, 12/1/39	300	244,644
(AMT), 4.00%, 12/1/41	300	238,080
(AMT), 5.00%, 12/1/29	4,700	4,680,871
(AMT), 5.00%, 12/1/31	8,050	7,896,647
North Texas Tollway Authority, 4.125%, 1/1/40	7,500	6,952,950
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	11,256,265
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,021,440

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	$5,500	$ 4,905,505
South Jersey Transportation Authority, NJ, 5.00%, 11/1/32	2,250	2,269,665
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	215	185,171
4.00%, 12/31/38	585	497,449
5.00%, 12/31/35	375	370,451
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	16,485,862
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	250,184
0.00%, 8/1/46	2,500	571,600
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(4)	7,000	7,114,240
Virginia Small Business Financing Authority, (Transform 66 P3 Project):
(AMT), 4.00%, 1/1/40	2,785	2,316,201
(AMT), 5.00%, 12/31/52	12,500	11,412,875
		$ 237,707,935
Water and Sewer — 0.2%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$ 1,929,708
		$ 1,929,708
Total Tax-Exempt Municipal Obligations (identified cost $1,139,210,691)		$1,052,988,901

Taxable Municipal Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23	$230	$ 41,343
		$ 41,343
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 829,125
4.50%, 8/1/43(1)	1,500	1,023,525
Security	Principal Amount (000's omitted)	Value
Education (continued)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,243,533
		$ 3,096,183
Escrowed/Prerefunded — 1.0%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,938,364
		$ 10,938,364
General Obligations — 1.2%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,013,322
Chicago, IL, 7.75%, 1/1/42	4,356	4,400,431
Detroit, MI:
3.11%, 4/1/28	830	709,783
3.344%, 4/1/30	125	102,517
3.644%, 4/1/34	500	395,040
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,832	1,295,562
		$ 12,916,655
Hospital — 1.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,951,578
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,323,660
		$ 17,275,238
Insured - General Obligations — 0.4%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$4,779	$ 4,587,187
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	244,474
		$ 4,831,661
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 443,432
3.72%, 9/1/27(1)	1,115	983,363
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,424,330
5.25%, 3/1/31	2,910	2,617,690
		$ 6,468,815

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$7,375	$ 7,351,474
		$ 7,351,474
Total Taxable Municipal Obligations (identified cost $66,528,314)		$ 62,919,733
Total Investments — 105.2% (identified cost $1,231,055,709)		$1,138,569,727
Other Assets, Less Liabilities — (5.2)%		$ (55,848,176)
Net Assets — 100.0%		$1,082,721,551
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $153,532,347 or 14.2% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At October 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.1%
Illinois	13.3%
New York	12.3%
Others, representing less than 10% individually	63.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 9.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.9% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	12/20/22	$(19,353,907)	$1,263,146
U.S. Long Treasury Bond	(112)	Short	12/20/22	(13,496,000)	1,882,914
					$3,146,060
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
At October 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
High Yield Municipal Income Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 22,661,093	$ —	$ 22,661,093
Tax-Exempt Municipal Obligations	—	1,052,988,901	—	1,052,988,901
Taxable Municipal Obligations	—	62,919,733	—	62,919,733
Total Investments	$ —	$1,138,569,727	$ —	$1,138,569,727
Futures Contracts	$3,146,060	$ —	$ —	$ 3,146,060
Total	$3,146,060	$1,138,569,727	$ —	$1,141,715,787
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.